Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

Note 9. Commitments and Contingencies

In October 2005, Opexa entered into a ten-year lease for its office and research facilities. The facility including the property is leased for a term of ten years with two options for an additional five years each at the then prevailing market rate. Future minimum lease payments under the non-cancellable operating lease are $157,896 for 2013, $157,896 for 2014 and $118,422 for 2015. Rent expense in the consolidated statements of expenses was approximately $136,000 for each of the years ended December 31, 2012 and 2011.